Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
Deferred tax assets and liabilities are the result of temporary differences between the financial statement carrying values and the tax bases of assets and liabilities. The Company’s net deferred tax position as of December 31, 2016 and 2015, respectively, is as follows (in thousands).

	December 31,
	2016	2015
Deferred tax assets
Unrealized loss on derivatives	$8,734	$—
Net operating loss carryforwards	137,757	79,208
Alternative minimum tax carryforward	8,633	9,785
Percentage depletion carryover	2,595	2,442
Property and equipment	44,391	42,757
Deferred gain on sale leaseback transaction	—	32,831
Other	—	7,396
Total deferred tax assets	202,110	174,419
Valuation allowance on deferred tax assets	(190,255)	(154,320)
Total deferred tax assets, net of valuation allowance	11,855	20,099
Deferred tax liabilities
Unrealized gain on derivatives	(3,800)	(5,699)
Other	(8,055)	(14,400)
Total deferred tax liabilities	(11,855)	(20,099)
Net deferred tax liabilities	$—	$—

At December 31, 2016, the Company had net operating loss carryforwards of $375.9 million for federal income tax purposes and $6.2 million for state income tax purposes available to offset future taxable income, as limited by the applicable provisions, and which expire at various dates beginning December 31, 2027 for the federal net operating loss carryforwards. The state net operating loss carryforwards began expiring at various dates beginning December 31, 2013 for the State of New Mexico; however, the significant portion of the Company’s state net operating loss carryforwards expire beginning in 2027.
As a result of the net capitalized costs of the Company’s oil and natural gas properties less related deferred income taxes exceeding the full-cost ceiling during the years ended December 31, 2016 and 2015, the Company recorded an impairment charge of $158.6 million and $801.2 million, respectively, exclusive of tax effect, to the net capitalized costs of its oil and natural gas properties. At December 31, 2016 and 2015, the Company’s deferred tax assets exceeded its deferred tax liabilities due to the deferred tax assets generated by the impairment charges recorded in 2015 and 2016. As a result, at December 31, 2016 and 2015, the Company maintained a valuation allowance against the Company’s federal and state deferred tax assets. The valuation allowance will continue to be recognized until the realization of future tax benefits are more likely than not to be utilized.

 The current income tax provision for the years ended December 31, 2016, 2015 and 2014, respectively, was comprised of the following (in thousands).

	Year Ended December 31,
	2016	2015	2014
Current income tax provision
State income tax	$108	$371	$—
Federal alternative minimum tax	(1,144)	2,588	133
Net current income tax (benefit) provision	$(1,036)	$2,959	$133
Reconciliations of the tax (benefit) expense computed at the statutory federal rate to the Company’s total income tax (benefit) provision for the years ended December 31, 2016, 2015 and 2014, respectively, is as follows (in thousands).

	Year Ended December 31,
	2016	2015	2014
Federal tax (benefit) expense at statutory rate (1)	$(34,333)	$(289,412)	$61,301
State income tax	539	(13,215)	2,707
Permanent differences (2)	(499)	698	397
Federal alternative minimum tax	1,144	(2,588)	(133)
Change in federal valuation allowance	33,688	145,777	—
Change in state valuation allowance	(539)	8,413	(30)
Net deferred income tax (benefit) provision	—	(150,327)	64,242
Net current income tax (benefit) provision	(1,036)	2,959	133
Total income tax (benefit) provision	$(1,036)	$(147,368)	$64,375

__________________

(1)	The statutory federal tax rate was 35% for the years ended December 31, 2016, 2015 and 2014.

(2)	Amount is primarily attributable to stock-based compensation.
The Company files a United States federal income tax return and several state tax returns, a number of which remain open for examination. The earliest tax year open for examination for the federal, the State of New Mexico and the State of Louisiana tax returns is 2012. The earliest tax year open for examination by the State of Texas is 2009. During the year ended December 31, 2016, the Company’s 2009 and 2010 franchise tax returns were under examination by the State of Texas. This examination has been completed with no additional tax due; however, the examination has not been formally closed. In addition, as of December 31, 2016, the Company’s 2013 federal income tax return was under examination by the Internal Revenue Service. This examination has been completed with no additional tax due; however, the examination has not been formally closed.
The Company has evaluated all tax positions for which the statute of limitations remains open and believes that the material positions taken would more likely than not be sustained by examination. Therefore, at December 31, 2016, the Company had not established any reserves for, nor recorded any unrecognized benefits related to, uncertain tax positions.